INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Finished products	$ 17,626	$ 20,665
Raw materials	4,996	4,872
Inventory, net	$ 22,622	$ 25,537